Transactions with Vulcan Materials Company	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Transactions with Vulcan Materials Company

2.    Transactions with Vulcan Materials Company.

The Company previously may have been considered a related party to Vulcan Materials Company (Vulcan). One director of the Company was employed by Vulcan until September 17, 2010 and is related to two other Company directors.

The Company, through its transportation subsidiaries, hauls commodities by tank trucks for Vulcan. Charges for these services are based on prevailing market prices. The real estate subsidiaries lease certain construction aggregates mining and other properties to Vulcan.

A summary of revenues derived from Vulcan follows (in thousands):

	2012	2011	2010
Transportation	$5,249	3,036	2,407
Real estate	4,755	4,580	4,725
	$10,004	7,616	7,132

A subsidiary of the Company (FRP) has a Joint Venture Agreement with Vulcan Materials Company (formerly Florida Rock Industries, Inc.) to develop approximately 4,300 acres of land near Brooksville, Florida. Under the terms of the joint venture, FRP contributed its fee interest in approximately 3,443 acres formerly leased to Vulcan under a long-term mining lease which had a net book value of $2,548,000. Vulcan is entitled to mine the property until 2018 and pay royalties for the benefit of FRP for as long as mining does not interfere with the development of the property. Real estate revenues included $242,000 of such royalties in fiscal 2012 and $240,000 in fiscal 2011. Allocated depletion expense of $8,000 was included in real estate cost of operations for fiscal 2012. FRP also contributed $3,018,000 for one-half of the acquisition costs of a 288-acre contiguous parcel. Vulcan contributed 553 acres that it owned as well as its leasehold interest in the 3,443 acres that it leased from FRP. The joint venture is jointly controlled by Vulcan and FRP, and they each had a mandatory obligation to fund additional capital contributions of up to $2,265,000. Capital contributions of $2,234,000 have been made by each party as of September 30, 2012. Distributions will be made on a 50-50 basis except for royalties and depletion specifically allocated to FRP. Other income for fiscal 2012 includes a loss of $8,000 representing the Company’s equity in the loss of the joint venture. In April 2011, the Florida Department of Community Affairs issued its Final Order approving the development of the Project, and zoning for the Project was obtained in August 2012.